10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases
(Dollars in thousands)

Year ending December 31,
2016	664
2017	550
2018	501
2019	490
2020	422
Thereafter	1,548
Total minimum obligation	$4,175

Financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2015	2014
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$189,351	168,733

Standby letters of credit and financial guarantees written	$3,872	3,911